Significant Accounting Policies (Tables)	9 Months Ended
May 31, 2017
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	For the three months ended May 31,		For the nine months ended May 31,
	2017	2016	2017	2016
Class B common stock	6,000,000	-	5,208,791	-
Total	6,000,000	-	5,208,791	-